EARNINGS PER COMMON SHARE	12 Months Ended
Dec. 31, 2019
EARNINGS PER COMMON SHARE
EARNINGS PER COMMON SHARE

11. EARNINGS PER COMMON SHARE

($ millions)	2019	2018

Net earnings	2 899	3 293

(millions of common shares)

Weighted average number of common shares	1 559	1 623

Dilutive securities:

Effect of share options	2	6

Weighted average number of diluted common shares	1 561	1 629

(dollars per common share)

Basic earnings per share	1.86	2.03

Diluted earnings per share	1.86	2.02